Guarantor Subsidiaries - Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Foreign currency translation adjustment	(20)			(8)						(30)	1	10	(7)	24
Other comprehensive income (loss) before income taxes	(20)			(8)						(30)	1	10	(7)	24
Income taxes related to items of other comprehensive income	0			0						0	0	0	0	0
Other comprehensive income (loss)	(20)			(8)						(30)	1	10	(7)	24
Comprehensive income	23			100						34	123	220	207	217
Parent Company
Net income										20		0
Foreign currency translation adjustment										(30)		0
Other comprehensive income (loss) before income taxes										(30)		0
Income taxes related to items of other comprehensive income										0		0
Other comprehensive income (loss)										(30)		0
Comprehensive income										(10)		0
Guarantor Subsidiaries
Net income										34	75	127	101	100
Foreign currency translation adjustment										0	0	0	0	0
Other comprehensive income (loss) before income taxes										0	0	0	0	0
Income taxes related to items of other comprehensive income										0	0	0	0	0
Other comprehensive income (loss)										0	0	0	0	0
Comprehensive income										34	75	127	101	100
Non-Guarantor Subsidiaries
Net income										38	47	83	113	93
Foreign currency translation adjustment											1
Other comprehensive income (loss) before income taxes										0	1	10	(7)	24
Income taxes related to items of other comprehensive income										0	0	0	0	0
Other comprehensive income (loss)										0	1	10	(7)	24
Comprehensive income										38	48	93	106	117
Consolidation, Eliminations
Net income										(28)		0
Foreign currency translation adjustment										0		0
Other comprehensive income (loss) before income taxes										0		0
Income taxes related to items of other comprehensive income										0		0
Other comprehensive income (loss)										0		0
Comprehensive income										(28)		0
Net Parent Investment
Net income										44		210	214	193
Other comprehensive income (loss)												0	0	0
Net Parent Investment | Guarantor Subsidiaries
Net income										17
Other comprehensive income (loss)												0	0	0
Net Parent Investment | Non-Guarantor Subsidiaries
Net income										27
Other comprehensive income (loss)												0	0	0
Accumulated Other Comprehensive Income (Loss)
Net income												0	0	0
Other comprehensive income (loss) before income taxes										(30)
Other comprehensive income (loss)										(30)		10	(7)	24
Accumulated Other Comprehensive Income (Loss) | Parent Company
Other comprehensive income (loss)										(30)
Accumulated Other Comprehensive Income (Loss) | Guarantor Subsidiaries
Net income												0	0	0
Other comprehensive income (loss)												0	0	0
Accumulated Other Comprehensive Income (Loss) | Non-Guarantor Subsidiaries
Net income												0	0	0
Foreign currency translation adjustment										0
Other comprehensive income (loss)												$ 10